SHAREHOLDER EARNINGS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			1 Months Ended		12 Months Ended
	Sep. 09, 2020	Jul. 29, 2020	Jan. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Dividends of fiscal year 2020					R$ 1,507,139
Dividends of fiscal year 2019						R$ 2,540,567
Unclaimed dividends					28,391	19,569
Minimum mandatory dividends for the year					11,628	15,080
Total					R$ 1,547,158	R$ 2,575,216	R$ 1,305,633
Dividends Paid	R$ 2,579,579		R$ 2,291,889	R$ 2,593,000
Unclaimed dividends	R$ 13,616
Minimum mandatory dividend (as a percent)					25.00%
Minimum preferred share dividend over common share (as a percent)					10.00%
Class A and Class B Preferred shares
Current
Dividends approved and proposed		R$ 490,210
Class A
Current
Dividends approved and proposed, Per unit		R$ 2.2478
Class B
Current
Dividends approved and proposed, Per unit		R$ 1.7499
Common shares
Current
Dividends approved and proposed		R$ 2,050,357
Dividends approved and proposed, Per unit		R$ 1.5909